18. SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Assets:
Cash and cash equivalents	$ 34,332	$ 37,300	$ 29,155	$ 40,655
Total assets	856,664	851,962
Stockholder’ equity	89,061	83,541	79,987	75,513
Interest income from subsidiary	37,428	39,134	39,358
Income tax benefit	4,397	3,655	3,474
Net Income	8,731	7,285	7,228
Cash flows from operating activities	8,249	12,107	14,709
Cash flow from investing activities:
Proceeds from sale of securities	179	370	232
Net cash provided by investing activities	(7,416)	(53,854)	(49,781)
Cash flows from financing activities:
Proceeds from exercise of stock options	2,366	1,023	138
Cash paid for purchase of common stock for treasury	2,591	2,728	1,196
Net cash used in financing activities	(3,801)	49,892	23,572
Net (decrease) increase in cash and cash equivalents	(2,968)	8,145	(11,500)
Balance Sheets
Assets:
Investment in subsidiary	80,724	77,240
Cash and cash equivalents	7,120	5,303
Other	1,217	998
Total assets	89,061	83,541
Stockholder’ equity	89,061	83,541
Statement of Earnings
Assets:
Dividends received from subsidiary	5,500	4,400	4,000
Equity in earnings of subsidiary (less than) greater than dividends received	3,580	3,090	3,578
Interest income from subsidiary	4	5	5
Management fees and other expenses allocated to the parent	(77)	(77)	(77)
Other expenses - net	(464)	(245)	(471)
Income before income taxes	8,543	7,173	7,035
Income tax benefit	(188)	(112)	(193)
Net Income	8,731	7,285	7,228
Statements of Cash Flows
Assets:
Cash flows from operating activities	4,971	3,925	3,487
Cash flow from investing activities:
Purchase of securities available-for-sale	(100)	(186)	(150)
Proceeds from sale of land to bank	0	1,023	0
Proceeds from sale of securities	179	370	232
Net cash provided by investing activities	79	1,207	82
Cash flows from financing activities:
Dividends paid	(3,008)	(2,983)	(2,967)
Proceeds from exercise of stock options	2,366	1,023	138
Net loan activity with ESOP	0	65	261
Cash paid for purchase of common stock for treasury	(2,591)	(2,728)	(1,196)
Net cash used in financing activities	(3,233)	(4,623)	(3,764)
Net (decrease) increase in cash and cash equivalents	1,817	509	(195)
Cash and cash equivalents – beginning of year	5,303	4,794	4,989
Cash and cash equivalents – end of year	$ 7,120	$ 5,303	$ 4,794